Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related party transactions	Related party transactions
Subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2025. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	Ownership percentage
Subsidiary	2025	2024
Bell Canada	100%	100%
Bell Mobility Inc.	100%	100%
Bell Media Inc.	100%	100%
Transactions with joint arrangements and associates
During 2025 and 2024, BCE provided communication services and received programming content and other services in the normal course of business on an arm’s length basis to and from its joint ventures and associates. Our joint ventures and associates include MLSE, up to the completion of the sale on July 1, 2025, Glentel Inc. and Dome Productions Partnership. From time to time, BCE may be required to make capital contributions to its investments.
In 2025, BCE recognized revenues and incurred expenses with our joint ventures and associates of $16 million (2024 – $9 million) and $145 million (2024 – $150 million), respectively.
BCE Master Trust Fund
Bimcor Inc. (Bimcor), a wholly-owned subsidiary of Bell Canada, is the administrator of the Master Trust Fund. Bimcor recognized management fees of $14 million for 2025 and 2024 from the Master Trust Fund. The details of BCE’s post-employment benefit plans are set out in Note 28, Post-employment benefit plans.
Compensation of key management personnel
The following table includes compensation of key management personnel for the years ended December 31, 2025 and 2024 included in our income statements. Key management personnel have the authority and responsibility for overseeing, planning, directing and controlling our business activities and consists of our Board of Directors and our Executive Leadership Team.

For the year ended December 31	2025	2024
Wages, salaries, fees and related taxes and benefits	(18)	(19)
Post-employment benefit plans and OPEBs cost	(3)	(3)
Share-based compensation	(32)	(26)
Key management personnel compensation expense	(53)	(48)